LEASES - Maturity Analysis of Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 1,370
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	279
2-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	369
4-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	209
Greater than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities (undiscounted)	$ 513